BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of price risk derivatives
The realized and unrealized (loss)/ gain on the oil derivative instrument is as follows:

(in thousands of $)	Year Ended December 31,
	2020	2019	2018
Realized gain on oil derivative instrument	2,539	13,089	26,737
Unrealized loss on oil derivative instrument	(45,100)	(39,090)	(9,970)
	(42,561)	(26,001)	16,767

Schedule of useful lives applied in depreciation
Useful lives applied in depreciation are as follows:

Vessels (excluding converted FSRU and FLNG)	40 years
Vessels - converted FSRU	20 years from conversion date
Vessels - FLNG	30 years from conversion date
Drydocking expenditure	5 years
Deferred drydocking expenditure - FLNG	20 years
Mooring equipment - FLNG	8 years
Office equipment and fittings	3 to 6 years

	Year Ended December 31, 2020
(in thousands of $)	Vessels and equipment	Mooring equipment	Drydocking expenditure	Office equipment	Total
Cost
As of January 1	3,429,317	45,771	140,738	8,398	3,624,224
Additions	3,282	—	3,713	161	7,156
Transfer to asset under development (1)	(127,620)	—	—	—	(127,620)
Write-offs (2)	(6,125)	—	(6,500)	(393)	(13,018)
As of December 31	3,298,854	45,771	137,951	8,166	3,490,742

Depreciation, amortization and impairment
As of January 1	(434,396)	(9,106)	(16,434)	(3,739)	(463,675)
Charge for the year (3)	(87,383)	(5,714)	(13,080)	(1,283)	(107,460)
Transfer to asset under development (1)	50,448	—	—		50,448
Write-offs (2)	6,125	—	6,500	393	13,018
As of December 31	(465,206)	(14,820)	(23,014)	(4,629)	(507,669)

Net book value as at December 31, 2020	2,833,648	30,951	114,937	3,537	2,983,073

	Year Ended December 31, 2019
(in thousands of $)	Vessels and equipment	Mooring equipment	Drydocking expenditure	Office equipment	Total
Cost
As of January 1	3,447,464	45,771	133,316	11,497	3,638,048
Additions	6,268	—	29,557	159	35,984
Write-offs (2)	(24,415)	—	(22,135)	(3,258)	(49,808)
As of December 31	3,429,317	45,771	140,738	8,398	3,624,224

Depreciation, amortization and impairment
As of January 1	(331,477)	(3,392)	(26,039)	(5,761)	(366,669)
Charge for the year (3)	(93,084)	(5,714)	(12,530)	(1,236)	(112,564)
Impairment (4)	(34,250)	—	—	—	(34,250)
Write-offs (2)	24,415	—	22,135	3,258	49,808
As of December 31	(434,396)	(9,106)	(16,434)	(3,739)	(463,675)

Net book value as at December 31, 2019	2,994,921	36,665	124,304	4,659	3,160,549

(1) Upon LNG Croatia's entry to the shipyard in January 2020 for her conversion to a FSRU, we have reclassified the carrying value of the vessel and its associated accumulated depreciation to “Asset under development” (note 15)

(2) Write-offs relates to fully depreciated and amortized assets.

(3) Depreciation and amortization charge for the years ended December 31, 2020 and 2019, excludes $0.5 million and, $0.5 million respectively, of amortization charged to non-current assets in relation to the Cameroon License fee.
(4) In March 2019, we entered into a number of contracts relating to the conversion and subsequent disposal of the LNG Croatia (note 15), which triggered an impairment assessment as it was considered probable to be disposed of significantly before the end of its useful economic life. This resulted in an impairment charge of $34.3 million.